Net Parent Investment (Details 1) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Betterware de MexicoS.A. de C.V. [Member]
Statement Line Items [Line Items]
Number of shares of parent investment	5,037,939	5,037,939	4,791,193
Betterware de MexicoS.A. de C.V. [Member] | Fixed Capital [Member]
Statement Line Items [Line Items]
Number of shares of parent investment	5,000	5,000	5,000
Betterware de MexicoS.A. de C.V. [Member] | Variable Capital [Member]
Statement Line Items [Line Items]
Number of shares of parent investment	5,032,939	5,032,939	4,786,193
Betterware de America S.A. de C.V.[Member]
Statement Line Items [Line Items]
Number of shares of parent investment	3,659,378	3,659,378	3,480,150
Betterware de America S.A. de C.V.[Member] | Fixed Capital [Member]
Statement Line Items [Line Items]
Number of shares of parent investment	5,000	5,000	5,000
Betterware de America S.A. de C.V.[Member] | Variable Capital [Member]
Statement Line Items [Line Items]
Number of shares of parent investment	3,654,378	3,654,378	3,475,150